Columbia Variable Portfolio – Large Cap Index Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 10.2%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	289,932	8,405,129
Comcast Corp., Class A	148,615	4,266,737
Verizon Communications, Inc.	174,648	8,767,329
Total		21,439,195
Entertainment 1.3%
Electronic Arts, Inc.	9,328	1,901,699
Live Nation Entertainment, Inc.(a)	6,540	997,416
Netflix, Inc.(a)	174,862	16,812,981
Take-Two Interactive Software, Inc.(a)	7,209	1,423,778
TKO Group Holdings, Inc.	2,746	553,731
Walt Disney Co. (The)	73,368	7,071,208
Warner Bros Discovery, Inc.(a)	102,644	2,818,604
Total		31,579,417
Interactive Media & Services 7.6%
Alphabet, Inc., Class A	241,120	69,336,467
Alphabet, Inc., Class C	193,686	55,560,766
Meta Platforms, Inc., Class A	90,583	51,825,252
Total		176,722,485
Media 0.2%
Charter Communications, Inc., Class A(a)	3,566	769,828
EchoStar Corp., Class A(a)	5,575	652,665
Fox Corp., Class A	8,312	485,421
Fox Corp., Class B	5,863	311,325
News Corp., Class A	15,333	382,252
News Corp., Class B	5,061	144,289
Omnicom Group, Inc.	13,029	981,214
Paramount Skydance Corp., Class B	12,871	116,096
Trade Desk, Inc. (The), Class A(a)	18,236	413,775
Total		4,256,865
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	19,623	4,121,419
Total Communication Services		238,119,381
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 9.7%
Automobile Components 0.0%
Aptiv PLC(a)	8,811	611,836
Automobiles 2.1%
Ford Motor Co.	162,291	1,872,838
General Motors Co.	37,438	2,789,131
Tesla, Inc.(a)	116,478	43,300,697
Total		47,962,666
Broadline Retail 3.7%
Amazon.com, Inc.(a)	404,577	84,261,252
eBay, Inc.	18,720	1,703,894
Total		85,965,146
Distributors 0.0%
Genuine Parts Co.	5,761	609,226
Pool Corp.	1,358	274,764
Total		883,990
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc., Class A(a)	17,542	2,215,204
Booking Holdings, Inc.	1,335	5,620,777
Carnival Corp.	47,633	1,232,742
Chipotle Mexican Grill, Inc.(a)	53,940	1,726,619
Darden Restaurants, Inc.	4,769	934,915
Domino’s Pizza, Inc.	1,287	461,763
DoorDash, Inc., Class A(a)	15,482	2,324,622
Expedia Group, Inc.	4,846	1,118,893
Hilton Worldwide Holdings, Inc.	9,496	2,887,544
Las Vegas Sands Corp.	12,522	674,685
Marriott International, Inc., Class A	9,109	2,979,281
McDonald’s Corp.	29,494	9,166,440
MGM Resorts International(a)	7,946	294,081
Norwegian Cruise Line Holdings Ltd.(a)	18,855	352,588
Royal Caribbean Cruises Ltd.	10,420	2,867,376
Starbucks Corp.	47,184	4,227,215
Wynn Resorts Ltd.	3,496	355,019
Yum! Brands, Inc.	11,499	1,787,864
Total		41,227,628

Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.2%
D.R. Horton, Inc.	11,158	1,531,101
Garmin Ltd.	6,771	1,570,940
Lennar Corp., Class A	8,936	776,002
NVR, Inc.(a)	116	764,420
PulteGroup, Inc.	7,958	935,940
Total		5,578,403
Leisure Products 0.0%
Hasbro, Inc.	5,521	516,766
Specialty Retail 1.7%
AutoZone, Inc.(a)	686	2,317,157
Best Buy Co., Inc.	8,070	518,094
Carvana Co.(a)	5,857	1,841,324
Home Depot, Inc. (The)	41,229	13,559,806
Lowe’s Companies, Inc.	23,232	5,489,257
O’Reilly Automotive, Inc.(a)	34,868	3,218,665
Ross Stores, Inc.	13,396	2,901,975
TJX Companies, Inc. (The)	45,990	7,344,603
Tractor Supply Co.	21,884	991,345
Ulta Beauty, Inc.(a)	1,837	960,218
Williams-Sonoma, Inc.	4,944	901,440
Total		40,043,884
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.(a)	5,879	588,429
lululemon athletica, Inc.(a)	4,421	676,855
NIKE, Inc., Class B	49,346	2,606,456
Ralph Lauren Corp.	1,601	550,728
Tapestry, Inc.	8,385	1,183,207
Total		5,605,675
Total Consumer Discretionary		228,395,994
Consumer Staples 5.2%
Beverages 1.1%
Brown-Forman Corp., Class B	7,076	187,089
Coca-Cola Co. (The)	160,337	12,193,629
Constellation Brands, Inc., Class A	5,816	872,400
Keurig Dr. Pepper, Inc.	56,266	1,481,484
Molson Coors Beverage Co., Class B	7,012	301,937
Common Stocks (continued)
Issuer	Shares	Value ($)
Monster Beverage Corp.(a)	29,538	2,140,323
PepsiCo, Inc.	56,600	8,789,414
Total		25,966,276
Consumer Staples Distribution & Retail 2.1%
Costco Wholesale Corp.	18,383	18,317,373
Dollar General Corp.	9,116	1,082,343
Dollar Tree, Inc.(a)	7,659	838,737
Kroger Co. (The)	24,113	1,744,817
Sysco Corp.	19,835	1,414,830
Target Corp.	18,753	2,272,864
Walmart, Inc.	181,548	22,562,785
Total		48,233,749
Food Products 0.5%
Archer-Daniels-Midland Co.	19,903	1,446,749
Bunge Global SA	5,606	713,083
Campbell’s Co. (The)	8,149	181,478
Conagra Brands, Inc.	19,812	311,445
General Mills, Inc.	22,098	822,488
Hershey Co. (The)	6,137	1,275,821
Hormel Foods Corp.	12,075	273,499
JM Smucker Co. (The)	4,419	426,168
Kraft Heinz Co. (The)	35,298	793,852
McCormick & Co., Inc.	10,502	529,721
Mondelez International, Inc., Class A	53,088	3,059,992
Tyson Foods, Inc., Class A	11,682	748,466
Total		10,582,762
Household Products 0.8%
Church & Dwight Co., Inc.	9,803	914,816
Clorox Co. (The)	5,008	518,979
Colgate-Palmolive Co.	33,383	2,845,233
Kimberly-Clark Corp.	13,747	1,326,173
Procter & Gamble Co. (The)	96,249	13,902,206
Total		19,507,407
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	10,239	734,853
Kenvue, Inc.	79,352	1,368,028
Total		2,102,881
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.6%
Altria Group, Inc.	69,523	4,587,823
Philip Morris International, Inc.	64,470	10,659,470
Total		15,247,293
Total Consumer Staples		121,640,368
Energy 4.0%
Energy Equipment & Services 0.3%
Baker Hughes Co.	40,928	2,498,654
Halliburton Co.	34,687	1,352,446
SLB Ltd.	61,930	3,182,583
Total		7,033,683
Oil, Gas & Consumable Fuels 3.7%
APA Corp.	14,689	623,401
Chevron Corp.	77,634	16,062,475
ConocoPhillips Co.	50,741	6,697,812
Coterra Energy, Inc.	31,419	1,104,064
Devon Energy Corp.	25,688	1,292,620
Diamondback Energy, Inc.	8,038	1,589,836
EOG Resources, Inc.	22,472	3,248,777
EQT Corp.	25,846	1,644,839
Expand Energy Corp.	9,864	1,082,870
Exxon Mobil Corp.	173,075	29,363,905
Kinder Morgan, Inc.	81,082	2,718,679
Marathon Petroleum Corp.	12,218	2,983,391
Occidental Petroleum Corp.	29,786	1,936,090
ONEOK, Inc.	26,060	2,355,563
Phillips 66	16,687	3,040,038
Targa Resources Corp.	8,890	2,228,990
Texas Pacific Land Corp.	2,398	1,137,995
Valero Energy Corp.	12,632	3,121,115
Williams Companies, Inc. (The)	50,577	3,680,994
Total		85,913,454
Total Energy		92,947,137
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 12.5%
Banks 3.5%
Bank of America Corp.	274,810	13,396,988
Citigroup, Inc.	72,373	8,207,822
Citizens Financial Group, Inc.	17,601	1,055,532
Fifth Third Bancorp	37,276	1,731,843
Huntington Bancshares, Inc.	84,064	1,315,602
JPMorgan Chase & Co.	111,664	32,847,082
KeyCorp	38,808	778,100
M&T Bank Corp.	6,288	1,299,855
PNC Financial Services Group, Inc. (The)	16,728	3,480,930
Regions Financial Corp.	35,948	938,962
Truist Financial Corp.	52,286	2,403,587
U.S. Bancorp	64,377	3,348,248
Wells Fargo & Co.	128,081	10,196,528
Total		81,001,079
Capital Markets 3.2%
Ameriprise Financial, Inc.(b)	3,781	1,680,276
Ares Management Corp., Class A	8,532	930,841
Bank of New York Mellon Corp. (The)	28,503	3,381,311
Blackrock, Inc.	5,976	5,747,179
Blackstone, Inc.	31,007	3,565,495
Cboe Global Markets, Inc.	4,334	1,218,157
Charles Schwab Corp. (The)	69,177	6,501,254
CME Group, Inc.	14,934	4,410,757
Coinbase Global, Inc., Class A(a)	9,237	1,612,873
FactSet Research Systems, Inc.	1,536	333,297
Franklin Resources, Inc.	12,725	300,565
Goldman Sachs Group, Inc. (The)	12,422	10,508,888
Interactive Brokers Group, Inc., Class A	18,445	1,237,106
Intercontinental Exchange, Inc.	23,520	3,699,226
Invesco Ltd.	18,388	446,645
KKR & Co., Inc., Class A	28,428	2,629,590
Moody’s Corp.	6,354	2,771,932
Morgan Stanley	49,826	8,199,865
MSCI, Inc.	3,043	1,640,207
Nasdaq, Inc.	18,598	1,578,784
Northern Trust Corp.	7,717	1,077,062
Raymond James Financial, Inc.	7,265	1,051,899

Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Robinhood Markets, Inc., Class A(a)	32,732	2,268,328
S&P Global, Inc.	12,673	5,390,334
State Street Corp.	11,558	1,462,780
T. Rowe Price Group, Inc.	9,053	816,037
Total		74,460,688
Consumer Finance 0.5%
American Express Co.	22,180	6,709,007
Capital One Financial Corp.	25,889	4,722,930
Synchrony Financial	14,396	979,216
Total		12,411,153
Financial Services 3.6%
Apollo Global Management, Inc.	19,231	2,142,718
Berkshire Hathaway, Inc., Class B(a)	75,945	36,392,844
Block, Inc., Class A(a)	22,682	1,365,003
Corpay, Inc.(a)	2,897	842,998
Fidelity National Information Services, Inc.	21,447	1,006,079
Fiserv, Inc.(a)	22,275	1,242,945
Global Payments, Inc.	9,856	663,309
Jack Henry & Associates, Inc.	2,989	472,381
MasterCard, Inc., Class A	33,729	16,853,032
PayPal Holdings, Inc.	38,130	1,724,620
Visa, Inc., Class A	69,623	21,042,855
Total		83,748,784
Insurance 1.7%
Aflac, Inc.	19,334	2,121,133
Allstate Corp. (The)	10,768	2,232,637
American International Group, Inc.	22,222	1,672,205
Aon PLC, Class A	8,884	2,867,578
Arch Capital Group Ltd.(a)	14,805	1,421,132
Arthur J Gallagher & Co.	10,643	2,305,061
Assurant, Inc.	2,074	451,738
Brown & Brown, Inc.	12,125	790,671
Chubb Ltd.	15,064	4,909,810
Cincinnati Financial Corp.	6,462	1,016,796
Erie Indemnity Co., Class A	1,052	264,378
Everest Group Ltd.	1,686	551,069
Globe Life, Inc.	3,297	458,843
Hartford Insurance Group, Inc. (The)	11,551	1,562,042
Common Stocks (continued)
Issuer	Shares	Value ($)
Loews Corp.	6,998	746,967
Marsh & McLennan Companies, Inc.	20,050	3,477,672
MetLife, Inc.	22,797	1,612,204
Principal Financial Group, Inc.	8,193	738,271
Progressive Corp. (The)	24,274	4,812,078
Prudential Financial, Inc.	14,413	1,408,006
Travelers Companies, Inc. (The)	8,956	2,612,286
Willis Towers Watson PLC	3,938	1,144,777
WR Berkley Corp.	12,340	817,895
Total		39,995,249
Total Financials		291,616,953
Health Care 9.4%
Biotechnology 1.8%
AbbVie, Inc.	73,197	15,919,615
Amgen, Inc.	22,301	7,846,607
Biogen, Inc.(a)	6,078	1,114,280
Gilead Sciences, Inc.	51,383	7,161,249
Incyte Corp.(a)	6,923	651,593
Moderna, Inc.(a)	14,402	731,621
Regeneron Pharmaceuticals, Inc.	4,175	3,225,772
Vertex Pharmaceuticals, Inc.(a)	10,519	4,697,154
Total		41,347,891
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	72,016	7,393,883
Align Technology, Inc.(a)	2,764	473,833
Baxter International, Inc.	21,308	357,974
Becton Dickinson & Co.	11,793	1,854,213
Boston Scientific Corp.(a)	61,420	3,854,105
Cooper Cos, Inc. (The)(a)	8,116	580,294
DexCom, Inc.(a)	15,939	1,000,969
Edwards Lifesciences Corp.(a)	24,033	1,924,563
GE HealthCare Technologies, Inc.	18,875	1,343,522
Hologic, Inc.(a)	9,218	696,789
IDEXX Laboratories, Inc.(a)	3,307	1,858,170
Insulet Corp.(a)	2,913	611,264
Intuitive Surgical, Inc.(a)	14,708	6,780,241
Medtronic PLC	53,095	4,600,682
ResMed, Inc.	6,033	1,354,288
Solventum Corp.(a)	6,106	398,722
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
STERIS PLC	4,062	898,230
Stryker Corp.	14,264	4,687,008
Zimmer Biomet Holdings, Inc.	8,208	742,167
Total		41,410,917
Health Care Providers & Services 1.5%
Cardinal Health, Inc.	9,746	2,059,427
Cencora, Inc.	8,057	2,531,026
Centene Corp.(a)	19,348	633,454
Cigna Group (The)	10,911	2,910,509
CVS Health Corp.	52,689	3,784,124
DaVita, Inc.(a)	1,383	212,553
Elevance Health, Inc.	9,141	2,676,028
HCA Healthcare, Inc.	6,483	3,068,015
Henry Schein, Inc.(a)	4,144	305,413
Humana, Inc.	4,994	865,910
Labcorp Holdings, Inc.	3,433	915,959
McKesson Corp.	5,073	4,389,971
Quest Diagnostics, Inc.	4,556	892,885
UnitedHealth Group, Inc.	37,516	10,151,454
Universal Health Services, Inc., Class B	2,288	409,483
Total		35,806,211
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	11,714	1,335,162
Bio-Techne Corp.	6,480	338,645
Charles River Laboratories International, Inc.(a)	2,038	351,555
Danaher Corp.	26,056	4,940,218
IQVIA Holdings, Inc.(a)	7,024	1,197,873
Mettler-Toledo International, Inc.(a)	842	1,061,930
Revvity, Inc.	4,696	411,416
Thermo Fisher Scientific, Inc.	15,560	7,648,207
Waters Corp.(a)	4,062	1,209,664
West Pharmaceutical Services, Inc.	2,980	746,907
Total		19,241,577
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	84,341	5,115,282
Eli Lilly & Co.	32,818	30,185,012
Johnson & Johnson	99,807	24,396,823
Merck & Co., Inc.	102,794	12,365,090
Common Stocks (continued)
Issuer	Shares	Value ($)
Pfizer, Inc.	235,475	6,612,138
Viatris, Inc.	47,701	644,441
Zoetis, Inc.	17,483	2,066,665
Total		81,385,451
Total Health Care		219,192,047
Industrials 8.9%
Aerospace & Defense 2.3%
Axon Enterprise, Inc.(a)	3,268	1,387,887
Boeing Co. (The)(a)	32,525	6,473,451
General Dynamics Corp.	10,511	3,607,585
General Electric Co.	43,437	12,326,118
Howmet Aerospace, Inc.	16,605	3,826,788
Huntington Ingalls Industries, Inc.	1,625	617,338
L3Harris Technologies, Inc.	7,735	2,669,735
Lockheed Martin Corp.	8,385	5,067,810
Northrop Grumman Corp.	5,525	3,769,376
RTX Corp.	55,591	10,723,504
Textron, Inc.	7,213	631,570
TransDigm Group, Inc.	2,339	2,710,807
Total		53,811,969
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	4,913	815,902
Expeditors International of Washington, Inc.	5,551	795,070
FedEx Corp.	8,959	3,191,016
United Parcel Service, Inc., Class B	30,605	3,010,920
Total		7,812,908
Building Products 0.5%
Allegion PLC	3,564	517,814
AO Smith Corp.	4,656	307,017
Builders FirstSource, Inc.(a)	4,580	377,071
Carrier Global Corp.	32,540	1,832,327
Johnson Controls International PLC	25,349	3,319,451
Lennox International, Inc.	1,322	613,580
Masco Corp.	8,432	509,040
Trane Technologies PLC	9,167	3,820,256
Total		11,296,556

Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.4%
Cintas Corp.	14,077	2,380,984
Copart, Inc.(a)	36,883	1,224,515
Republic Services, Inc.	8,333	1,825,094
Rollins, Inc.	12,154	649,145
Veralto Corp.	10,283	909,223
Waste Management, Inc.	15,368	3,531,413
Total		10,520,374
Construction & Engineering 0.3%
Comfort Systems U.S.A., Inc.	1,458	2,010,567
EMCOR Group, Inc.	1,854	1,368,827
Quanta Services, Inc.	6,176	3,390,748
Total		6,770,142
Electrical Equipment 1.2%
AMETEK, Inc.	9,534	2,043,708
Eaton Corp. PLC	16,086	5,753,480
Emerson Electric Co.	23,275	3,049,490
GE Vernova, Inc.	11,163	9,744,183
Generac Holdings, Inc.(a)	2,430	474,652
Hubbell, Inc.	2,202	1,080,609
Rockwell Automation, Inc.	4,653	1,669,869
Vertiv Holdings Co.	15,844	3,970,190
Total		27,786,181
Ground Transportation 0.8%
CSX Corp.	77,014	3,161,425
JB Hunt Transport Services, Inc.	3,095	655,831
Norfolk Southern Corp.	9,301	2,669,387
Old Dominion Freight Line, Inc.	7,621	1,489,143
Uber Technologies, Inc.(a)	85,237	6,131,097
Union Pacific Corp.	24,575	5,962,386
Total		20,069,269
Industrial Conglomerates 0.4%
3M Co.	21,813	3,167,902
Honeywell International, Inc.	26,294	5,943,233
Total		9,111,135
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.8%
Caterpillar, Inc.	19,270	13,652,024
Cummins, Inc.	5,722	3,078,550
Deere & Co.	10,441	5,881,415
Dover Corp.	5,586	1,164,402
Fortive Corp.	12,980	717,534
IDEX Corp.	3,100	587,605
Illinois Tool Works, Inc.	10,862	2,827,270
Ingersoll Rand, Inc.	14,741	1,181,049
Nordson Corp.	2,192	583,204
Otis Worldwide Corp.	16,099	1,240,911
PACCAR, Inc.	21,760	2,513,280
Parker-Hannifin Corp.	5,227	4,679,420
Pentair PLC	6,777	590,344
Snap-On, Inc.	2,150	780,923
Stanley Black & Decker, Inc.	6,415	455,850
Westinghouse Air Brake Technologies Corp.	7,062	1,764,864
Xylem, Inc.	10,089	1,205,636
Total		42,904,281
Passenger Airlines 0.2%
Delta Air Lines, Inc.	26,902	1,788,445
Southwest Airlines Co.	20,348	764,474
United Airlines Holdings, Inc.(a)	13,395	1,233,278
Total		3,786,197
Professional Services 0.4%
Automatic Data Processing, Inc.	16,676	3,388,230
Broadridge Financial Solutions, Inc.	4,835	785,591
Equifax, Inc.	4,986	897,829
Jacobs Solutions, Inc.	4,864	619,090
Leidos Holdings, Inc.	5,295	823,478
Paychex, Inc.	13,380	1,232,565
Verisk Analytics, Inc.	5,772	1,095,237
Total		8,842,020
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	47,552	2,206,413
United Rentals, Inc.	2,609	1,900,813
W.W. Grainger, Inc.	1,812	1,976,548
Total		6,083,774
Total Industrials		208,794,806
Information Technology 32.6%
Communications Equipment 1.1%
Arista Networks, Inc.(a)	42,766	5,250,810
Ciena Corp.(a)	5,834	2,264,934
Cisco Systems, Inc.	163,636	12,696,517
F5, Inc.(a)	2,341	677,322
Lumentum Holdings, Inc.(a)	2,957	2,078,061
Motorola Solutions, Inc.	6,861	2,977,468
Total		25,945,112
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	50,908	6,432,226
CDW Corp.	5,392	652,540
Coherent Corp.(a)	7,765	1,849,701
Corning, Inc.	32,334	4,396,454
Jabil, Inc.	4,373	1,161,600
Keysight Technologies, Inc.(a)	7,103	2,005,674
TE Connectivity PLC	12,153	2,540,220
Teledyne Technologies, Inc.(a)	1,944	1,176,139
Zebra Technologies Corp., Class A(a)	2,037	425,896
Total		20,640,450
IT Services 0.8%
Accenture PLC, Class A	25,483	5,053,024
Akamai Technologies, Inc.(a)	5,958	684,276
Cognizant Technology Solutions Corp., Class A	19,807	1,215,159
EPAM Systems, Inc.(a)	2,288	309,795
Gartner, Inc.(a)	2,918	462,036
GoDaddy, Inc., Class A(a)	5,597	462,704
International Business Machines Corp.	38,712	9,383,402
VeriSign, Inc.	3,418	848,895
Total		18,419,291
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 14.3%
Advanced Micro Devices, Inc.(a)	67,524	13,736,407
Analog Devices, Inc.	20,237	6,438,199
Applied Materials, Inc.	32,872	11,235,321
Broadcom, Inc.	196,361	60,775,693
First Solar, Inc.(a)	4,444	876,623
Intel Corp.(a)	194,457	8,581,387
KLA Corp.	5,429	7,993,714
Lam Research Corp.	51,718	11,050,068
Microchip Technology, Inc.	22,411	1,447,975
Micron Technology, Inc.	46,613	15,747,736
Monolithic Power Systems, Inc.	2,017	2,205,287
NVIDIA Corp.	1,006,392	175,514,765
NXP Semiconductors NV	10,423	2,051,872
ON Semiconductor Corp.(a)	16,318	1,010,411
Qnity Electronics, Inc.	8,675	1,000,921
QUALCOMM, Inc.	44,190	5,690,788
Skyworks Solutions, Inc.	6,228	333,509
Teradyne, Inc.	6,486	1,922,840
Texas Instruments, Inc.	37,586	7,296,946
Total		334,910,462
Software 8.2%
Adobe, Inc.(a)	17,001	4,132,603
AppLovin Corp.(a)	11,224	4,467,152
Autodesk, Inc.(a)	8,780	2,101,932
Cadence Design Systems, Inc.(a)	11,273	3,132,429
Crowdstrike Holdings, Inc., Class A(a)	10,441	4,076,271
Datadog, Inc., Class A(a)	13,596	1,605,008
Fair Isaac Corp.(a)	982	1,048,324
Fortinet, Inc.(a)	26,179	2,139,348
Gen Digital, Inc.	22,826	429,814
Intuit, Inc.	11,525	4,983,179
Microsoft Corp.	307,535	113,840,231
Oracle Corp.	70,228	10,331,241
Palantir Technologies, Inc., Class A(a)	94,606	13,838,966
Palo Alto Networks, Inc.(a)	33,467	5,365,429
PTC, Inc.(a)	4,928	702,191
Roper Technologies, Inc.	4,415	1,562,292
Salesforce, Inc.	38,806	7,243,916

Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	43,320	4,529,106
Synopsys, Inc.(a)	7,923	3,141,311
Trimble, Inc.(a)	9,854	642,776
Tyler Technologies, Inc.(a)	1,782	610,121
Workday, Inc., Class A(a)	8,821	1,146,024
Total		191,069,664
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.(c)	608,024	154,310,411
Dell Technologies, Inc.	12,308	2,020,112
Hewlett Packard Enterprise Co.	55,033	1,310,336
HP, Inc.	38,019	730,345
NetApp, Inc.	8,203	839,905
Sandisk Corp.(a)	6,113	3,883,834
Seagate Technology Holdings PLC	9,032	3,538,376
Super Micro Computer, Inc.(a)	20,838	474,481
Western Digital Corp.	14,041	3,797,950
Total		170,905,750
Total Information Technology		761,890,729
Materials 2.1%
Chemicals 1.2%
Air Products & Chemicals, Inc.	9,221	2,678,608
Albemarle Corp.	4,881	876,286
CF Industries Holdings, Inc.	6,460	838,766
Corteva, Inc.	27,854	2,331,658
Dow, Inc.	29,718	1,237,755
DuPont de Nemours, Inc.	16,947	776,173
Ecolab, Inc.	10,557	2,808,373
International Flavors & Fragrances, Inc.	10,606	769,465
Linde PLC	19,339	9,587,503
LyondellBasell Industries NV, Class A	10,664	859,092
Mosaic Co. (The)	13,146	335,223
PPG Industries, Inc.	9,294	993,343
Sherwin-Williams Co. (The)	9,548	3,060,611
Total		27,152,856
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.2%
CRH PLC	27,759	2,918,026
Martin Marietta Materials, Inc.	2,498	1,470,523
Vulcan Materials Co.	5,472	1,490,025
Total		5,878,574
Containers & Packaging 0.2%
Amcor Plc	19,136	760,656
Avery Dennison Corp.	3,201	552,749
Ball Corp.	11,099	656,062
International Paper Co.	21,869	780,723
Packaging Corp. of America	3,701	785,426
Smurfit WestRock PLC	21,635	862,155
Total		4,397,771
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	59,522	3,498,703
Newmont Corp.	45,195	4,892,359
Nucor Corp.	9,478	1,602,730
Steel Dynamics, Inc.	5,685	1,023,300
Total		11,017,092
Total Materials		48,446,293
Real Estate 1.9%
Diversified REITs 0.0%
Federal Realty Investment Trust	3,252	345,395
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	6,460	299,873
Healthpeak Properties, Inc.	28,785	472,938
Ventas, Inc.	19,671	1,608,694
Welltower, Inc.	28,898	5,713,424
Total		8,094,929
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	26,487	507,491
Industrial REITs 0.2%
Prologis, Inc.	38,498	5,088,665
Office REITs 0.0%
BXP, Inc.	6,107	316,953
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	12,034	1,630,126
CoStar Group, Inc.(a)	17,553	708,088
Total		2,338,214
Residential REITs 0.2%
AvalonBay Communities, Inc.	5,864	957,884
Camden Property Trust	4,283	418,278
Equity Residential	14,239	842,237
Essex Property Trust, Inc.	2,669	645,898
Invitation Homes, Inc.	23,357	580,421
Mid-America Apartment Communities, Inc.	4,841	591,183
UDR, Inc.	12,455	420,730
Total		4,456,631
Retail REITs 0.3%
Kimco Realty Corp.	27,918	627,317
Realty Income Corp.	38,098	2,330,836
Regency Centers Corp.	6,817	515,774
Simon Property Group, Inc.	13,469	2,512,373
Total		5,986,300
Specialized REITs 0.8%
American Tower Corp.	19,388	3,345,981
Crown Castle, Inc.	18,035	1,466,426
Digital Realty Trust, Inc.	13,375	2,410,309
Equinix, Inc.	4,069	3,988,596
Extra Space Storage, Inc.	8,790	1,152,633
Iron Mountain, Inc.	12,252	1,251,419
Public Storage	6,542	1,772,097
SBA Communications Corp.	4,413	759,521
VICI Properties, Inc.	44,265	1,209,320
Weyerhaeuser Co.	29,841	729,016
Total		18,085,318
Total Real Estate		45,219,896
Utilities 2.5%
Electric Utilities 1.7%
Alliant Energy Corp.	10,646	763,957
American Electric Power Co., Inc.	22,400	2,936,192
Constellation Energy Corp.	12,906	3,604,000
Duke Energy Corp.	32,207	4,217,185
Common Stocks (continued)
Issuer	Shares	Value ($)
Edison International	15,936	1,166,196
Entergy Corp.	18,734	2,104,952
Evergy, Inc.	9,534	781,025
Eversource Energy	15,539	1,076,542
Exelon Corp.	42,363	2,076,634
FirstEnergy Corp.	21,533	1,090,862
NextEra Energy, Inc.	86,252	8,011,086
NRG Energy, Inc.	8,796	1,285,447
PG&E Corp.	91,029	1,599,380
Pinnacle West Capital Corp.	4,957	499,418
PPL Corp.	30,637	1,170,333
Southern Co. (The)	45,603	4,401,602
Xcel Energy, Inc.	24,499	1,946,201
Total		38,731,012
Gas Utilities 0.0%
Atmos Energy Corp.	6,852	1,265,701
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	29,493	415,556
Vistra Corp.	13,191	1,983,003
Total		2,398,559
Multi-Utilities 0.7%
Ameren Corp.	11,447	1,258,254
CenterPoint Energy, Inc.	27,039	1,167,003
CMS Energy Corp.	12,691	984,568
Consolidated Edison, Inc.	14,948	1,691,815
Dominion Energy, Inc.	35,365	2,186,264
DTE Energy Co.	8,601	1,257,638
NiSource, Inc.	19,819	924,755
Public Service Enterprise Group, Inc.	20,673	1,673,479
Sempra	27,031	2,626,602
WEC Energy Group, Inc.	13,479	1,560,464
Total		15,330,842
Water Utilities 0.0%
American Water Works Co., Inc.	8,083	1,100,016
Total Utilities		58,826,130
Total Common Stocks (Cost $1,016,729,361)		2,315,089,734

Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2026 (Unaudited)
Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(d)	22,594,132	22,585,094
Total Money Market Funds (Cost $22,587,636)		22,585,094
Total Investments in Securities (Cost: $1,039,316,997)		2,337,674,828
Other Assets & Liabilities, Net		1,168,801
Net Assets		2,338,843,629
At March 31, 2026, securities and/or cash totaling $4,552,993 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	76	06/2026	USD	24,968,850	—	(593,642)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	1,890,751	—	(10,082)	(200,393)	1,680,276	22,839	6,170	3,781
Columbia Short-Term Cash Fund, 3.790%
	34,909,921	18,353,098	(30,675,383)	(2,542)	22,585,094	198	263,529	22,594,132
Total	36,800,672			(202,935)	24,265,370	23,037	269,699

(c)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7014_(05/26)